Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies
Minimum percentage of likelihood of being realized upon settlement for benefits from tax positions (as a percent)	50.00%
Maturity tenure of derivative used in classifying it as current or noncurrent	12 months
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Expected realization period for debt securities included in current assets	1 year
Number of days after which receivables are past-due	90 days
Minimum | Restricted Stock Units
Stock-Based Compensation
Vesting period	1 year
Maximum | Restricted Stock Units
Stock-Based Compensation
Vesting period	5 years
Capitalized software | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of intangible assets	3 years
Capitalized costs for internal-use software | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of intangible assets	2 years
Other intangible assets | Minimum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of intangible assets	1 year
Other intangible assets | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of intangible assets	7 years
Buildings | Minimum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	30 years
Buildings | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	50 years
Building equipment | Minimum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	10 years
Building equipment | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	20 years
Land improvements
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	20 years
Plant, laboratory and office equipment | Minimum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	2 years
Plant, laboratory and office equipment | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	20 years
Computer equipment | Minimum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	1 year 6 months
Computer equipment | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment and Finite-Lived Intangible Assets
Estimated useful lives of plant, rental machines and other property	25 years